Statements of Net Assets Available for Benefits - EBP 112 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value:
Total investments	$ 270,834,244	$ 260,648,556
Receivables:
Employer's contributions receivable	258,221	312,544
Participant notes receivable	3,064,928	3,354,772
Total receivables	3,323,149	3,667,316
Net assets available for benefits	274,157,393	264,315,872
Registered investment companies
Investments, at fair value:
Total investments	102,134,093	100,937,964
Collective trust funds
Investments, at fair value:
Total investments	153,872,816	143,506,356
Quaker Chemical Corporation Stock Fund
Investments, at fair value:
Total investments	10,809,221	12,445,378
Participant-directed brokerage accounts
Investments, at fair value:
Total investments	$ 4,018,114	$ 3,758,858